COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
14.	COMMITMENTS AND CONTINGENT LIABILITIES

(1)          Operating lease commitments

The Group leases certain buildings and apartments under non-cancelable lease arrangements.  These operating leases expire in various years through 2023. The operating lease rental expense incurred by the Group during the years ended December 31, 2014, 2013 and 2012 amounted to RMB 3.7 million (US$ 0.6 million), RMB 4.0 million (US$ 0.6 million),  and RMB 4.3 million  (US$ 0.7 million), respectively.   These leases may be renewed for periods ranging from one to two years.

Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following at December 31, 2014:

	(In thousands)
	US$	RMB
2015	271	1,656
2016	73	443
2017	68	415
2018	59	358
2019	59	358
2020 and thereafter	189	1,156
Total minimum lease payments	719	4,386

(2)     Capital commitments

As of December 31, 2014, the Group has commitments of RMB 2.9 million for the purchase of new machinery and construction project.

(3)     Employment contracts

The Group’s employees in the PRC include engineers, technicians, management administrative personnel, marketing and sales personnel, and factory personnel while employees in U.S. include management, administration and marketing personnel. All of the employees except U.S. employees are contract employees and have entered into renewable employment contracts with the Group’s applicable entities.  Terms of the employment agreements with management, engineers, sales persons and technicians range from two to five years and terms of the employment agreements with support personnel range from six months to one year.

Future minimum payments to employees under employment contracts consisted of the following at December 31, 2014:

	US$	RMB
	(In thousands)
2015	6,728	41,094
2016	5,016	30,635
2017	3,217	19,650
2018	2,083	12,721
2019	1,727	10,548
2020 and thereafter	18,998	116,038
Total minimum employment contract payments	37,769	230,686

   (4)     Licensee agreement

The Group is engaged in a licensee agreement with a third party that designs certain line reactors. This agreement provides us the exclusive right to manufacture, assemble, sell, and maintain the licensed products.  Licensee expense was RMB 0.3 million (US$ 0.05 million), RMB 0.2 million (US$0.03 million) and RMB 1.0 million (US$ 0.15 million) for the years ended December 31, 2014, 2013, and 2012, respectively. These amounts were recorded in the selling and administrative expense.